Investments - Carrying Value of Bonds Deposited (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Schedule of Investments [Line Items]
Carrying value of bonds	$ 5.6	$ 2.8
New York
Schedule of Investments [Line Items]
Carrying value of bonds	2.1	1.6
Washington
Schedule of Investments [Line Items]
Carrying value of bonds	1.1	0.0
Colorado
Schedule of Investments [Line Items]
Carrying value of bonds	1.1	0.0
North Carolina
Schedule of Investments [Line Items]
Carrying value of bonds	0.3	0.3
New Mexico
Schedule of Investments [Line Items]
Carrying value of bonds	0.3	0.3
Virginia
Schedule of Investments [Line Items]
Carrying value of bonds	0.3	0.3
Nevada
Schedule of Investments [Line Items]
Carrying value of bonds	0.2	0.2
Arkansas
Schedule of Investments [Line Items]
Carrying value of bonds	0.1	0.1
Massachusetts
Schedule of Investments [Line Items]
Carrying value of bonds	$ 0.1	$ 0.0